                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Harbor Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/04

                               A SHARES                B SHARES                C SHARES
                            since 11/15/56          since 12/20/91          since 10/26/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   5.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            9.51%       9.37%       8.52%       8.52%       7.24%       7.24%

10-year                    9.22        8.58        8.73        8.73        8.38        8.38

5-year                     4.30        3.07        3.54        3.31        3.50        3.50

1-year                    16.94       10.24       16.11       11.11       16.06       15.06

6-month                    3.80       -2.20        3.49       -1.51        3.38        2.38
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains.

Merrill Lynch All Convertible Securities Index represents convertible securities. The Lipper Convertible Securities Fund Index represents the average performance of the 30 largest convertible securities mutual funds, as classified by Lipper, Inc. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen Harbor Fund is managed by the Adviser's Equity Income team.(1) Current members include Ellen Gold, Executive Director of the Adviser, and David McLaughlin, Vice President of the Adviser.

MARKET CONDITIONS

The U.S. stock market overall managed a modest gain over the first half of 2004. As the year began, strong global growth and improving corporate earnings remained firmly in place. Entering the second quarter, however, the backdrop for stocks started to become less supportive as investors began to anticipate Federal Reserve moves to head off inflation. Ongoing geopolitical concerns and a spike in oil prices also rattled investor sentiment. Nonetheless, equities rebounded in June on the basis of continued improvement in the corporate earnings outlook. All industry sectors provided a positive return over the six months, led by energy, industrials and consumer staples. The technology sector posted the smallest gain for the period.

On the fixed-income side, the bond market's previously positive backdrop was undercut by concerns over the direction of U.S. interest rates. In the spring, as payroll numbers began to show a sharp pick-up in job growth, bond investors concluded that the Federal Reserve's past statement that there would be no need to raise rates for "a considerable period" was no longer in effect. This shift in sentiment served to end the longstanding bond-market rally, and bond prices fell across the board as yields headed higher. At the end of June, the Federal Reserve began the much-anticipated process of tightening credit by increasing the federal funds rate by 25 basis points.

In this environment, convertible issues (the asset class in which the fund primarily invests), which share some of the characteristics of both equity and fixed-income securities, provided generally positive returns. The gains were driven mostly by the upward movement in equity prices over the six-month period, as equity-sensitive convertibles benefited from appreciation in the underlying common stock.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

For the six-month period ending June 30, 2004, the fund's total return was 3.80 percent (Class A shares unadjusted for sales charge). The fund outperformed its benchmark indexes, the Merrill Lynch All Convertible Securities Index and the Lipper Convertible Securities Fund Index, which returned 3.19 percent and 2.70 percent, respectively.

As we mentioned briefly, the fund is composed primarily of convertible issues. Currently, it also maintains a modest common-stock position. The fund's positive performance over the period was driven primarily by its exposure to the equity market through both equity-like convertible securities and common stocks.

The fund's sector weightings are generally in line with the overall convertible market. However, performance was aided by the fund's slightly overweight exposure to the consumer, energy and industrial sectors, all of which were helped by an improving economic backdrop. Energy issues in particular were helped by rising commodity prices in an expanding global economy. The fund was slightly underweight in financial issues, which generally suffer in a rising rate environment, and technology issues, whose valuations have come under pressure. These underweights helped performance as well.

Among positive contributors to performance was the fund's holding of retailer J.C. Penney's convertible security. The company's reformatting of its stores has shown success in drawing shoppers, as evidenced by improving same-store sales. Another strong performer was refiner Valero Energy. Valero benefited from increased margins on its refining activities as energy prices rose, and pleasantly surprised investors by raising its earnings guidance on more than one occasion. The issue underwent a mandatory conversion during the period, and the resulting common stock shares are still held by the fund. Amerada Hess, another refiner and a new addition to the fund during the period, benefited from rising margins and was a notable contributor to the fund's performance. The company had fallen out of favor with investors as a result of its acquisition-based expansion strategy. We felt that it was trading at attractive levels and added it to the fund on that basis.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
                                    MERRILL LYNCH ALL   LIPPER CONVERTIBLE
                                       CONVERTIBLE          SECURITIES
      CLASS A   CLASS B   CLASS C   SECURITIES INDEX        FUND INDEX

       3.80%     3.49%     3.38%          3.19%               2.70%
--------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

While the fund's performance on both an absolute and relative basis was positive, there were of course holdings that detracted from returns for the period. One such holding was semiconductor chip maker LSI Logic. The company sells its chips to consumer-electronics manufacturers such as Sony, and was hurt by weakness in its end market. Biotechnology holding Icos was another laggard. The company has a promising erectile dysfunction drug, and investors expected the company to turn a profit in 2005. However, this date was pushed back into 2006 as a result of the company's plan to assume more of the product's marketing costs through a joint venture with a major pharmaceutical company.

The fund continues to hold a blend of convertible securities and common and preferred stocks, with the mix adjusted to reflect our view of economic and market conditions. Broadly speaking, we are currently emphasizing convertible issues where the underlying common stock, in our view, has the potential to benefit from a strengthening economy.

There is no guarantee that the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 6/30/04               TOP 10 INDUSTRIES AS OF 6/30/04
Teva Pharmaceutical Industries              Biotechnology                     5.7%
  Ltd                          2.6%         Pharmaceuticals                   5.5
Kerr-McGee Corp                2.0          Semiconductors                    5.2
Tyco International Group       1.9          Aerospace & Defense               4.5
Providian Financial Corp       1.8          Consumer Finance                  4.0
Northrop Grumman Corp          1.7          Other Diversified Financial
Ford Motor Co.                 1.6            Services                        3.5
Coltec Capital Trust           1.5          Oil & Gas Exploration &
JC Penney Inc                  1.4            Production                      3.4
General Motors Corp            1.4          Automobile Manufacturers          3.0
Amgen Inc                      1.3          Broadcasting & Cable TV           3.0
                                            Communications Equipment          2.8

Subject to change daily. All percentages are as a percentage of long-term investments. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          DOMESTIC CONVERTIBLE CORPORATE
          OBLIGATIONS  56.0%
          ADVERTISING  0.2%
$  670    Interpublic Group Cos., Inc., 144A--Private
          Placement (a)................................... 4.500%   03/15/23   $    914,550
                                                                               ------------

          AEROSPACE & DEFENSE  1.3%
 4,350    L-3 Communications Holdings, Inc. .............. 4.000    09/15/11      5,448,375
                                                                               ------------

          APPAREL RETAIL  2.1%
 1,920    Charming Shoppes, Inc. ......................... 4.750    06/01/12      2,287,200
 1,800    Men's Wearhouse, Inc., 144A--Private Placement
          (a)............................................. 3.125    10/15/23      1,811,250
   250    The Gap, Inc. .................................. 5.750    03/15/09        390,000
 3,000    The Gap, Inc., 144A--Private Placement (a)...... 5.750    03/15/09      4,680,000
                                                                               ------------
                                                                                  9,168,450
                                                                               ------------
          APPLICATION SOFTWARE  0.6%
   860    Computer Associates International, Inc. ........ 5.000    03/15/07      1,066,400
 1,000    Computer Associates International, Inc., 144A--
          Private Placement (a)........................... 1.625    12/15/09      1,521,250
                                                                               ------------
                                                                                  2,587,650
                                                                               ------------
          AUTO PARTS & EQUIPMENT  1.0%
   900    Goodyear Tire & Rubber Co., 144A--Private
          Placement (a)................................... 4.000    06/15/34        915,750
 3,000    Tower Automotive, Inc., 144A--Private Placement
          (a)............................................. 5.750    05/15/24      3,318,750
                                                                               ------------
                                                                                  4,234,500
                                                                               ------------
          BIOTECHNOLOGY  5.5%
 7,500    Amgen, Inc., LYON...............................   *      03/01/32      5,550,000
 3,000    deCODE genetics, Inc., 144A--Private Placement
          (a)............................................. 3.500    04/15/11      2,812,500
 4,000    Icos Corp., 144A--Private Placement (a)......... 2.000    07/01/23      3,435,000
 1,800    ImClone Systems, Inc., 144A--Private Placement
          (a)............................................. 1.375    05/15/24      2,088,000
 3,000    Invitrogen Corp., 144A--Private Placement (a)... 1.500    02/15/24      2,831,250
 1,200    Medarex, Inc., 144A--Private Placement (a)...... 2.250    05/15/11        993,000
 2,400    MedImmune, Inc. ................................ 1.000    07/15/23      2,268,000
 2,450    MGI Pharma, Inc., 144A--Private Placement (a)... 1.682    03/02/24      1,926,312
 1,800    Proten Design Labs, Inc., 144A--Private
          Placement (a)................................... 2.750    08/16/23      2,130,750
                                                                               ------------
                                                                                 24,034,812
                                                                               ------------
          BROADCASTING  0.6%
 3,000    Citadel Broadcasting Co., 144A--Private
          Placement (a)................................... 1.875    02/15/11      2,617,500
                                                                               ------------

See Notes to Financial Statements                                              7

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          BROADCASTING & CABLE TV  2.1%
$   50    Comcast Corp. (Variable Rate Coupon)............ 2.000%   10/15/29   $  1,975,000
 2,000    Liberty Media Corp. ............................ 3.250    03/15/31      1,800,000
 2,000    Liberty Media Corp., 144A--Private Placement
          (a)............................................. 0.750    03/30/23      2,292,500
 1,250    Sirius Satellite Radio, Inc. ................... 3.500    06/01/08      3,070,313
                                                                               ------------
                                                                                  9,137,813
                                                                               ------------
          COMMUNICATIONS EQUIPMENT  1.7%
 1,200    CommScope, Inc., 144A--Private Placement (a).... 1.000    03/15/24      1,387,500
 3,250    Juniper Networks, Inc., 144A--Private Placement
          (a).............................................   *      06/15/08      4,460,625
 1,000    Lucent Technologies, Inc. Ser B................. 2.750    06/15/25      1,470,000
                                                                               ------------
                                                                                  7,318,125
                                                                               ------------
          COMPUTER STORAGE & PERIPHERALS  0.9%
 2,000    Electronics for Imaging, Inc., 144A--Private
          Placement (a)................................... 1.500    06/01/23      2,440,000
 1,500    Hutchinson Technology, Inc., 144A--Private
          Placement (a)................................... 2.250    03/15/10      1,561,875
                                                                               ------------
                                                                                  4,001,875
                                                                               ------------
          CONSTRUCTION & ENGINEERING  0.7%
 3,000    Fluor Corp. .................................... 1.500    02/15/24      3,116,250
                                                                               ------------

          CONSUMER ELECTRONICS  0.7%
 3,000    Best Buy, Inc. ................................. 2.250    01/15/22      3,123,750
                                                                               ------------

          CONSUMER FINANCE  2.9%
 4,800    American Express Co., 144A--Private Placement
          (a)............................................. 1.850    12/01/33      5,208,000
 6,000    Providian Financial Corp. ...................... 4.000    05/15/08      7,657,500
                                                                               ------------
                                                                                 12,865,500
                                                                               ------------
          DATA PROCESSING & OUTSOURCING SERVICES  0.7%
 3,000    CSG Systems International, Inc., 144A--Private
          Placement (a)................................... 2.500    06/15/24      3,116,250
                                                                               ------------

          DEPARTMENT STORES  1.4%
 4,530    JC Penney Co., Inc., 144A--Private Placement
          (a)............................................. 5.000    10/15/08      6,081,525
                                                                               ------------

          DIVERSIFIED COMMERCIAL SERVICES  1.1%
 4,500    Cendant Corp. .................................. 3.875    11/27/11      4,876,875
                                                                               ------------

          DIVERSIFIED METALS & MINING  0.4%
 1,500    Massey Energy Co., 144A--Private Placement
          (a)............................................. 2.250    04/01/24      1,665,000
                                                                               ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ELECTRIC  1.7%
$3,000    Calpine Corp., 144A--Private Placement (a)...... 4.750%   11/15/23   $  2,632,500
 3,300    Reliant Resources, Inc., 144A--Private Placement
          (a)............................................. 5.000    08/15/10      4,611,750
                                                                               ------------
                                                                                  7,244,250
                                                                               ------------
          ELECTRIC UTILITIES  0.1%
   300    Quanta Services, Inc., 144A--Private Placement
          (a)............................................. 4.500    10/01/23        297,375
                                                                               ------------

          ELECTRONIC EQUIPMENT MANUFACTURERS  1.5%
   436    Agilent Technologies, Inc., 144A--Private
          Placement (Variable Rate Coupon) (a)............ 3.000    12/01/21        461,070
 2,000    Cymer, Inc., 144A--Private Placement (a)........ 3.500    02/15/09      2,045,000
 3,600    Eastman Kodak Co., 144A--Private Placement
          (a)............................................. 3.375    10/15/33      4,005,000
                                                                               ------------
                                                                                  6,511,070
                                                                               ------------
          ELECTRONIC MANUFACTURING SERVICES  0.4%
 2,100    Solectron Corp., 144A--Private Placement (a).... 0.500    02/15/34      1,945,125
                                                                               ------------

          EMPLOYMENT SERVICES  0.5%
 3,000    Manpower, Inc. .................................   *      08/17/21      2,160,000
                                                                               ------------

          ENTERTAINMENT  0.7%
 3,000    Walt Disney Co. ................................ 2.125    04/15/23      3,232,500
                                                                               ------------

          ENVIRONMENTAL SERVICES  0.2%
 1,050    Allied Waste Industries, Inc. .................. 4.250    04/15/34      1,039,500
                                                                               ------------

          FOOD/BEVERAGE  0.7%
 4,000    General Mills, Inc., 144A--Private Placement
          (a).............................................   *      10/28/22      2,840,000
                                                                               ------------

          HEALTH CARE EQUIPMENT  1.1%
 2,400    Advanced Medical Optics, Inc., 144A--Private
          Placement (a)................................... 2.500    07/15/24      2,637,000
 2,375    PSS World Medical, Inc., 144A--Private Placement
          (a)............................................. 2.250    03/15/24      2,330,469
                                                                               ------------
                                                                                  4,967,469
                                                                               ------------
          HEALTH CARE FACILITIES  1.6%
 2,000    Community Health Systems, Inc. ................. 4.250    10/15/08      2,092,500
 4,600    Lifepoint Hospital, Inc. ....................... 4.500    06/01/09      4,778,250
                                                                               ------------
                                                                                  6,870,750
                                                                               ------------
          HEALTH CARE SUPPLIES  0.6%
 2,400    Fisher Scientific International, Inc. .......... 3.250    03/01/24      2,502,000
                                                                               ------------

          HOTELS  0.9%
 7,500    Royal Caribbean Cruises, Ltd., LYON (Liberia)...   *      02/02/21      4,050,000
                                                                               ------------

See Notes to Financial Statements                                              9

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          HOUSEHOLD PRODUCTS  1.1%
$4,000    Church & Dwight Co., Inc., 144A--Private
          Placement (a)................................... 5.250%   08/15/33   $  4,880,000
                                                                               ------------

          INTEGRATED TELECOMMUNICATION SERVICES  1.6%
 3,500    Centurytel, Inc., Ser K......................... 4.750    08/01/32      3,889,375
 2,000    Comverse Technology, Inc., 144A--Private
          Placement (a)...................................   *      05/15/23      2,490,000
   900    Finisar Corp., 144A--Private Placement (a)...... 2.500    10/15/10        812,250
                                                                               ------------
                                                                                  7,191,625
                                                                               ------------
          INTERNET RETAIL  0.9%
 3,840    Amazon.com, Inc. ............................... 4.750    02/01/09      3,854,400
                                                                               ------------

          INTERNET SOFTWARE & SERVICES  1.2%
 1,500    E*Trade Group, Inc. ............................ 6.750    05/15/08      1,567,500
 1,500    Safeguard Scientifics, Inc., 144A--Private
          Placement (a)................................... 2.625    03/15/24      1,119,375
 1,010    Symantec Corp. ................................. 3.000    11/01/06      2,598,225
                                                                               ------------
                                                                                  5,285,100
                                                                               ------------
          MANUFACTURING  0.5%
 1,200    Actuant Corp., 144A--Private Placement (a)...... 2.000    11/15/23      1,392,000
   600    Regal-Beloit Corp., 144A--Private Placement
          (a)............................................. 2.750    03/15/24        648,000
                                                                               ------------
                                                                                  2,040,000
                                                                               ------------
          OIL & GAS EQUIPMENT & SERVICES  1.5%
   900    Cooper Cameron Corp. ........................... 1.500    05/15/24        897,750
 3,000    Halliburton Co. ................................ 3.125    07/15/23      3,225,000
 2,000    Maverick Tube Corp. ............................ 4.000    06/15/33      2,505,000
                                                                               ------------
                                                                                  6,627,750
                                                                               ------------
          OIL & GAS EXPLORATION & PRODUCTION  1.3%
 5,470    Kerr-McGee Corp. ............................... 5.250    02/15/10      5,770,850
                                                                               ------------

          PACKAGING  0.5%
 2,000    Sealed Air Corp., 144A--Private Placement (a)... 3.000    06/30/33      2,052,500
                                                                               ------------

          PHARMACEUTICALS  4.0%
 2,950    Corixa Corp., 144A--Private Placement (a)....... 4.250    07/01/08      2,610,750
 3,000    IVAX Corp. ..................................... 4.500    05/15/08      2,985,000
 1,200    IVAX Corp., 144A--Private Placement (a)......... 1.500    03/01/24      1,233,000
 5,000    Teva Pharmaceutical Industries, Ltd., Ser B..... 0.250    02/01/24      5,337,500
 1,120    Watson Pharmaceuticals, Inc., 144A--Private
          Placement (a)................................... 1.750    03/15/23      1,062,600
 4,500    Wyeth, 144A--Private Placement (Variable Rate
          Coupon) (a)..................................... 1.360    01/15/24      4,404,600
                                                                               ------------
                                                                                 17,633,450
                                                                               ------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT  1.2%
 5,000    EOP Operating LP (Variable Rate Coupon)......... 7.250    11/15/08      5,118,750
                                                                               ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          RESTAURANTS  0.3%
$  700    CKE Restaurants, Inc., 144A--Private Placement
          (a)............................................. 4.000%   10/01/23   $  1,191,750
                                                                               ------------

          SEMICONDUCTORS  5.0%
 4,300    Advanced Micro Devices, Inc. ................... 4.750    02/01/22      4,386,000
 6,800    Atmel Corp. ....................................   *      05/23/21      2,992,000
   900    Cypress Semiconductor Corp., 144A--Private
          Placement (a)................................... 1.250    06/15/08      1,065,375
 2,000    Fairchild Semiconductor Corp. .................. 5.000    11/01/08      1,992,500
 3,600    LSI Logic Corp., 144A--Private Placement (a).... 4.000    05/15/10      3,618,000
 1,200    Pixelworks, Inc., 144A--Private Placement (a)... 1.750    05/15/24      1,144,500
 2,100    TranSwitch Corp. ............................... 5.450    09/30/07      1,890,000
 5,120    TriQuint Semiconductor, Inc. ................... 4.000    03/01/07      4,928,000
                                                                               ------------
                                                                                 22,016,375
                                                                               ------------
          SYSTEMS SOFTWARE  0.6%
 2,100    Red Hat, Inc., 144A--Private Placement (a)...... 0.500    01/15/24      2,391,375
                                                                               ------------

          TRANSPORTATION  0.4%
 4,200    Roper Industries, Inc. ......................... 1.481    01/15/34      1,905,750
                                                                               ------------

          WIRELESS TELECOMMUNICATION SERVICES  2.0%
 1,480    Crown Castle International Corp. ............... 4.000    07/15/10      2,366,150
 3,540    Nextel Communications........................... 5.250    01/15/10      3,460,350
 2,850    NII Holdings, Inc., 144A--Private Placement
          (a)............................................. 2.875    02/01/34      2,821,500
                                                                               ------------
                                                                                  8,648,000
                                                                               ------------
TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS  56.0%.....................    244,576,514
                                                                               ------------

          FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS  4.9%
   600    Apex Silver Mines Ltd., 144A--Private Placement
          (Cayman Islands) (a)............................ 2.875    03/15/24        554,250
 4,500    Celestica, Inc., LYON (Canada)..................   *      08/01/20      2,497,500
 3,000    Fairmont Hotels & Resorts, Inc., 144A--Private
          Placement (Canada) (a).......................... 3.750    12/01/23      3,052,500
 3,900    Nortel Networks Corp. (Canada).................. 4.250    09/01/08      3,753,750
 2,990    Schlumberger Ltd., Ser A (Netherlands).......... 1.500    06/01/23      3,180,612
 2,200    Tyco International Group SA, Ser A, 144A--
          Private Placement (Luxembourg) (a).............. 2.750    01/15/18      3,316,500
 3,000    Tyco International Group SA, Ser B, 144A--
          Private Placement (Luxembourg) (a).............. 3.125    01/15/23      4,871,250
                                                                               ------------
TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS.............................     21,226,362
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

DESCRIPTION                                                    SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  3.7%
BROADCASTING & CABLE TV  0.3%
EchoStar Communications Corp., Class A (b)..................   40,000    $  1,230,000
                                                                         ------------

COMMUNICATIONS EQUIPMENT  0.1%
Cisco Systems, Inc. (b).....................................   25,000         592,500
                                                                         ------------

ELECTRONIC MANUFACTURING SERVICES  0.1%
Solectron Corp. (b).........................................  104,739         677,662
                                                                         ------------

LIFE & HEALTH INSURANCE  0.7%
Conseco, Inc. (b)...........................................  150,000       2,985,000
                                                                         ------------

OIL & GAS EQUIPMENT & SERVICES  0.3%
Baker Hughes, Inc. .........................................   31,200       1,174,680
                                                                         ------------

OIL & GAS EXPLORATION & PRODUCTION  0.6%
Spinnaker Exploration Co. (b)...............................   65,000       2,559,700
                                                                         ------------

OIL & GAS REFINING & MARKETING  0.3%
Valero Energy Corp. ........................................   16,600       1,224,416
                                                                         ------------

PHARMACEUTICALS  1.3%
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   83,918       5,646,842
                                                                         ------------

TOTAL COMMON STOCKS...................................................     16,090,800
                                                                         ------------

CONVERTIBLE PREFERRED STOCKS  32.1%
ADVERTISING  0.3%
Interpublic Group Cos., Inc., Ser A, 5.375%.................   27,000       1,377,810
                                                                         ------------

AEROSPACE & DEFENSE  3.1%
Coltec Capital Trust, 5.250%, TIDES.........................  138,500       6,279,590
Northrop Grumman Corp., Ser B, 7.000%.......................   56,000       7,364,000
                                                                         ------------
                                                                           13,643,590
                                                                         ------------
AUTOMOBILE MANUFACTURERS  2.9%
Ford Motor Co. Capital Trust II, 6.500%.....................  125,000       6,845,000
General Motors Corp., Ser B, 5.250%.........................  124,500       3,076,395
General Motors Corp., Ser C, 6.250%.........................  100,000       2,904,000
                                                                         ------------
                                                                           12,825,395
                                                                         ------------
BROADCASTING & CABLE TV  0.5%
Sinclair Broadcast Group, Ser D, 6.000%.....................   50,000       2,162,500
                                                                         ------------

CONSTRUCTION & FARM MACHINERY  1.0%
Cummins Capital Trust I, 7.000%.............................   61,300       4,444,250
                                                                         ------------

CONSUMER FINANCE  0.9%
Capital One Financial Corp., 6.250%, DECS...................   80,000       4,035,200
                                                                         ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

DESCRIPTION                                                    SHARES       VALUE
-------------------------------------------------------------------------------------
DISTILLERS & VINTNERS  0.7%
Constellation Brands, Inc., 5.750%..........................   90,000    $  2,963,700
                                                                         ------------

DIVERSIFIED BANKS  0.4%
National Australia Bank, 7.875% (Australia).................   50,000       1,773,000
                                                                         ------------

DIVERSIFIED METALS & MINING  1.1%
Arch Coal, Inc., 5.000%.....................................   42,000       4,000,500
Phelps Dodge Corp., 6.750%..................................    6,000         930,000
                                                                         ------------
                                                                            4,930,500
                                                                         ------------
ELECTRIC UTILITIES  2.4%
American Electric Power, Inc., 9.250%.......................   52,000       2,290,600
DTE Energy Co., 8.750%......................................   50,000       1,255,000
FPL Group, Inc., 8.500%.....................................   55,000       3,030,500
TECO Energy, Inc., 9.500%...................................   45,000         582,300
TXU Corp., 8.125%, PRIDES...................................   70,000       3,189,200
                                                                         ------------
                                                                           10,347,600
                                                                         ------------
ENVIRONMENTAL SERVICES  0.4%
Allied Waste Industries, Inc., Ser C, 6.250%................   25,000       1,782,000
                                                                         ------------

FOOD RETAIL  1.1%
Albertsons, Inc., 7.250%....................................  180,000       4,984,200
                                                                         ------------

HEALTH CARE EQUIPMENT  1.1%
Baxter International, Inc., 7.000%..........................   85,000       4,841,600
                                                                         ------------

HOUSEWARES & SPECIALTIES  0.7%
Newell Financial Trust I, 5.250%............................   70,000       3,167,500
                                                                         ------------

INTEGRATED OIL & GAS  0.5%
Amerada Hess Corp., 7.000%..................................   32,800       2,376,360
                                                                         ------------

INTEGRATED TELECOMMUNICATION SERVICES  0.8%
Alltel Corp., 7.750%........................................   70,600       3,541,296
                                                                         ------------

LIFE & HEALTH INSURANCE  0.5%
Conseco, Inc., 5.500%.......................................   72,000       1,962,000
                                                                         ------------

MULTI-LINE INSURANCE  1.1%
Genworth Financial, Inc., 6.000%............................   59,000       1,685,040
Hartford Financial Services Group, Inc., 6.000%.............   50,000       3,276,500
                                                                         ------------
                                                                            4,961,540
                                                                         ------------
MULTI-UTILITIES & UNREGULATED POWER  1.2%
Williams Cos, Inc., 5.500%, 144A--Private Placement (a).....   55,100       3,891,437
Williams Cos., Inc., 9.000%.................................   84,500       1,164,410
                                                                         ------------
                                                                            5,055,847
                                                                         ------------
OFFICE ELECTRONICS  1.1%
Xerox Corp., Ser C, 6.250%..................................   35,000       4,641,875
                                                                         ------------

See Notes to Financial Statements                                             13

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

DESCRIPTION                                                    SHARES       VALUE
-------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  0.7%
Kerr-McGee Corp., 5.500% (Convertible into 42,373 shares of
  Devon Energy Corp. Common Stock), DECS....................   50,000    $  2,824,500
                                                                         ------------

OIL & GAS REFINING & MARKETING  0.2%
Teekay Shipping Corp., 7.250% (Marshall Islands)............   15,000         666,600
                                                                         ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.4%
Affiliated Managers Group, Inc., 6.000%, PRIDES.............   90,000       2,251,800
Citizens Utilities Trust, 5.000%............................   77,000       3,850,000
Doral Financial Corp., 4.750%, 144A--Private Placement
  (Puerto Rico) (a).........................................   16,000       4,225,000
Equity Securities Trust I, Class A., 6.500%.................   50,000       1,039,000
Prudential Financial, Inc., 6.750%..........................   48,200       3,370,626
                                                                         ------------
                                                                           14,736,426
                                                                         ------------
PAPER PACKAGING  1.1%
Temple-Inland, Inc., 7.500%, DECS...........................   80,000       4,705,600
                                                                         ------------

PAPER PRODUCTS  0.7%
International Paper Capital Trust, 5.250%...................   60,000       3,037,500
                                                                         ------------

PROPERTY & CASUALTY  1.1%
Chubb Corp., 08/16/06 Series, 7.000%........................   40,000       1,117,600
Chubb Corp., 11/16/05 Series, 7.000%........................   31,300         867,010
XL Capital, Ltd., 6.500% (Cayman Islands)...................  105,000       2,665,950
                                                                         ------------
                                                                            4,650,560
                                                                         ------------
REINSURANCE  0.9%
Platinum Underwriter Holdings, Ltd, 7.000% (Bermuda)........  135,000       4,117,500
                                                                         ------------

TECHNOLOGY DISTRIBUTORS  0.7%
Agilysys, Inc., 6.750%......................................   60,000       3,045,000
                                                                         ------------

THRIFTS & MORTGAGE FINANCE  1.4%
PMI Group, Inc., 5.875%.....................................   90,000       2,484,000
Sovereign Capital Trust IV., 4.375%.........................   72,000       3,420,000
                                                                         ------------
                                                                            5,904,000
                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES  0.1%
Dobson Communications Corp., Ser F, 6.000%..................    5,400         526,737
                                                                         ------------

TOTAL CONVERTIBLE PREFERRED STOCKS  32.1%.............................    140,032,186
                                                                         ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2004 -- (UNAUDITED) continued

DESCRIPTION                                                                 VALUE
-------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  96.7%
(Cost $387,899,438)...................................................   $421,925,862

REPURCHASE AGREEMENT  2.4%
UBS Securities LLC ($10,555,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.25%, dated
  06/30/04, to be sold on 07/01/04 at $10,555,366) (Cost
  $10,555,000)........................................................     10,555,000
                                                                         ------------

TOTAL INVESTMENTS  99.1%
  (Cost $398,454,438).................................................    432,480,862
OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%...........................      3,983,126
                                                                         ------------

NET ASSETS  100.0%....................................................   $436,463,988
                                                                         ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

DECS--Debt Exchange for Common Stock

LYON--Liquid Yield Option Note

PRIDES--Preferred Redeemable Increased Dividend Equity Security, traded in shares

TIDES--Term Income Deferrable Equity Securities

See Notes to Financial Statements                                             15

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments (Cost $398,454,438).......................  $432,480,862
Cash........................................................        88,361
Receivables:
  Investments Sold..........................................     4,580,812
  Interest..................................................     1,908,351
  Dividends.................................................       518,928
  Fund Shares Sold..........................................       157,192
Other.......................................................       141,779
                                                              ------------
    Total Assets............................................   439,876,285
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     2,100,000
  Fund Shares Repurchased...................................       459,429
  Distributor and Affiliates................................       326,661
  Investment Advisory Fee...................................       191,941
Trustees' Deferred Compensation and Retirement Plans........       189,506
Accrued Expenses............................................       144,760
                                                              ------------
    Total Liabilities.......................................     3,412,297
                                                              ------------
NET ASSETS..................................................  $436,463,988
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $458,045,667
Net Unrealized Appreciation.................................    34,026,424
Accumulated Undistributed Net Investment Income.............     1,941,509
Accumulated Net Realized Loss...............................   (57,549,612)
                                                              ------------
NET ASSETS..................................................  $436,463,988
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $370,385,962 and 25,820,382 shares of
    beneficial interest issued and outstanding).............  $      14.34
    Maximum sales charge (5.75%* of offering price).........           .87
                                                              ------------
    Maximum offering price to public........................  $      15.21
                                                              ============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $51,545,246 and 3,600,076 shares of
    beneficial interest issued and outstanding).............  $      14.32
                                                              ============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $14,532,780 and 1,006,794 shares of
    beneficial interest issued and outstanding).............  $      14.43
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $8,648)......  $  4,213,752
Interest....................................................     3,775,224
                                                              ------------
    Total Income............................................     7,988,976
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     1,191,730
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $452,457, $264,936 and $74,550,
  respectively).............................................       791,943
Shareholder Services........................................       362,119
Custody.....................................................        20,921
Trustees' Fees and Related Expenses.........................        15,805
Legal.......................................................         9,403
Other.......................................................       136,309
                                                              ------------
    Total Expenses..........................................     2,528,230
                                                              ------------
NET INVESTMENT INCOME.......................................  $  5,460,746
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 25,147,118
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    48,136,126
  End of the Period.........................................    34,026,424
                                                              ------------
Net Unrealized Depreciation During the Period...............   (14,109,702)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 11,037,416
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 16,498,162
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN HARBOR FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2004     DECEMBER 31, 2003
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  5,460,746       $ 12,600,836
Net Realized Gain......................................      25,147,118         12,291,272
Net Unrealized Appreciation/Depreciation During the
  Period...............................................     (14,109,702)        54,247,357
                                                           ------------       ------------
Change in Net Assets from Operations...................      16,498,162         79,139,465
                                                           ------------       ------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (5,707,627)       (12,123,941)
  Class B Shares.......................................        (611,496)        (1,286,179)
  Class C Shares.......................................        (168,495)          (332,218)
                                                           ------------       ------------
Total Distributions....................................      (6,487,618)       (13,742,338)
                                                           ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      10,010,544         65,397,127
                                                           ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      12,925,217         28,170,125
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       5,296,618         11,092,724
Cost of Shares Repurchased.............................     (35,658,091)       (75,722,513)
                                                           ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (17,436,256)       (36,459,664)
                                                           ------------       ------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................      (7,425,712)        28,937,463
NET ASSETS:
Beginning of the Period................................     443,889,700        414,952,237
                                                           ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,941,509 and $2,968,381,
  respectively)........................................    $436,463,988       $443,889,700
                                                           ============       ============

 18                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                   JUNE 30,    -------------------------------------------------
                                   2004       2003      2002      2001 (a)     2000      1999
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $14.03     $12.02    $ 14.06    $ 17.55     $20.35    $14.84
                                  ------     ------    -------    -------     ------    ------
  Net Investment Income........      .21        .41        .40        .44        .42       .44
  Net Realized and Unrealized
    Gain/Loss..................      .32       2.04      (2.00)     (2.95)      (.78)     6.69
                                  ------     ------    -------    -------     ------    ------
Total from Investment
  Operations...................      .53       2.45      (1.60)     (2.51)      (.36)     7.13
                                  ------     ------    -------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income..........      .22        .44        .44        .41        .39       .52
  Distributions from Net
    Realized Gain..............      -0-        -0-        -0-        .57       2.05      1.10
                                  ------     ------    -------    -------     ------    ------
Total Distributions............      .22        .44        .44        .98       2.44      1.62
                                  ------     ------    -------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $14.34     $14.03    $ 12.02    $ 14.06     $17.55    $20.35
                                  ======     ======    =======    =======     ======    ======

Total Return (b)...............    3.80%*    20.76%    -11.47%    -14.38%     -1.92%    50.01%
Net Assets at End of the Period
  (In millions)................   $370.4     $375.7    $ 349.8    $ 457.4     $592.2    $516.1
Ratio of Expenses to Average
  Net Assets...................    1.03%      1.04%      1.02%       .99%      1.02%     1.00%
Ratio of Net Investment Income
  to Average Net Assets........    2.59%      3.13%      3.03%      2.89%      2.30%     2.69%
Portfolio Turnover.............      44%*      127%        97%       115%       116%      103%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .04%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS B SHARES                   JUNE 30,    -------------------------------------------------
                                   2004       2003      2002      2001 (a)     2000      1999
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $14.00     $11.98    $ 13.99    $ 17.45     $20.24    $14.76
                                  ------     ------    -------    -------     ------    ------
  Net Investment Income........      .16        .32        .31        .33        .25       .32(b)
  Net Realized and Unrealized
    Gain/Loss..................      .33       2.02      (2.00)     (2.94)      (.77)     6.66
                                  ------     ------    -------    -------     ------    ------
Total from Investment
  Operations...................      .49       2.34      (1.69)     (2.61)      (.52)     6.98
                                  ------     ------    -------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income..........      .17        .32        .32        .28        .22       .40
  Distributions from Net
    Realized Gain..............      -0-        -0-        -0-        .57       2.05      1.10
                                  ------     ------    -------    -------     ------    ------
Total Distributions............      .17        .32        .32        .85       2.27      1.50
                                  ------     ------    -------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $14.32     $14.00    $ 11.98    $ 13.99     $17.45    $20.24
                                  ======     ======    =======    =======     ======    ======

Total Return (c)...............    3.49%*    19.83%    -12.14%    -15.06%     -2.66%    49.02%
Net Assets at End of the Period
  (In millions)................   $ 51.5     $ 53.5    $  52.2    $  74.9     $ 98.6    $ 62.5
Ratio of Expenses to Average
  Net Assets...................    1.79%      1.81%      1.78%      1.75%      1.88%     1.77%
Ratio of Net Investment Income
  to Average Net Assets........    1.83%      2.36%      2.27%      2.12%      1.49%     1.97%
Portfolio Turnover.............      44%*      127%        97%       115%       116%      103%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .05%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN HARBOR FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX
                                  MONTHS
                                  ENDED                   YEAR ENDED DECEMBER 31,
CLASS C SHARES                   JUNE 30,    -------------------------------------------------
                                   2004       2003      2002      2001 (a)     2000      1999
                                 -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $14.12     $12.08    $ 14.10    $ 17.58     $20.38    $14.86
                                  ------     ------    -------    -------     ------    ------
  Net Investment Income........      .16        .31        .30        .32        .23       .32(b)
  Net Realized and Unrealized
    Gain/Loss..................      .32       2.05      (2.00)     (2.95)      (.76)     6.70
                                  ------     ------    -------    -------     ------    ------
Total from Investment
  Operations...................      .48       2.36      (1.70)     (2.63)      (.53)     7.02
                                  ------     ------    -------    -------     ------    ------
Less:
  Distributions from Net
    Investment Income..........      .17        .32        .32        .28        .22       .40
  Distributions from Net
    Realized Gain..............      -0-        -0-        -0-        .57       2.05      1.10
                                  ------     ------    -------    -------     ------    ------
Total Distributions............      .17        .32        .32        .85       2.27      1.50
                                  ------     ------    -------    -------     ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $14.43     $14.12    $ 12.08    $ 14.10     $17.58    $20.38
                                  ======     ======    =======    =======     ======    ======

Total Return (c)...............    3.38%*    19.83%    -12.11%    -15.06%     -2.69%    48.95%
Net Assets at End of the Period
  (In millions)................   $ 14.5     $ 14.7    $  12.9    $  16.9     $ 20.5    $  9.0
Ratio of Expenses to Average
  Net Assets...................    1.79%      1.81%      1.78%      1.75%      1.87%     1.76%
Ratio of Net Investment Income
  to Average Net Assets........    1.83%      2.36%      2.27%      2.12%      1.54%     1.91%
Portfolio Turnover.............      44%*      127%        97%       115%       116%      103%

*   Non-Annualized

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets by .05%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Harbor Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide current income, capital appreciation, and conservation of capital. The Fund's investment adviser seeks to achieve the Fund's investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. The Fund commenced investment operations on November 15, 1956. The distribution of the Fund's Class B and Class C Shares commenced on December 20, 1991 and October 26, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Unlisted convertible securities are valued at the mean of the bid and asked prices. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $83,919,580 which expires between December 31, 2009 and December 31, 2010.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $401,865,075
                                                              ============
Gross tax unrealized appreciation...........................  $ 40,622,029
Gross tax unrealized depreciation...........................   (10,006,242)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 30,615,787
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................  $13,742,319
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $13,742,319
                                                              ===========

    As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $7,717,298

    Net realized gains and losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sales transactions.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .55%
Next $350 million...........................................     .50%
Next $350 million...........................................     .45%
Over $1.05 billion..........................................     .40%

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $9,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $16,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $279,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $95,535 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $365,363,742, $72,212,187, and $20,469,738 for Classes A, B, and C, respectively. For the six months ended June 30, 2004, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................     581,042    $  8,360,224
  Class B...................................................     173,621       2,483,242
  Class C...................................................     144,258       2,081,751
                                                              ----------    ------------
Total Sales.................................................     898,921    $ 12,925,217
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     323,996    $  4,612,006
  Class B...................................................      38,034         540,669
  Class C...................................................      10,045         143,943
                                                              ----------    ------------
Total Dividend Reinvestment.................................     372,075    $  5,296,618
                                                              ==========    ============
Repurchases:
  Class A...................................................  (1,867,642)   $(26,779,502)
  Class B...................................................    (432,239)     (6,180,191)
  Class C...................................................    (188,018)     (2,698,398)
                                                              ----------    ------------
Total Repurchases...........................................  (2,487,899)   $(35,658,091)
                                                              ==========    ============

    At December 31, 2003, capital aggregated $379,171,014, $75,368,467, and
$20,942,442 for Classes A, B, and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   1,624,746    $ 20,408,308
  Class B...................................................     411,260       5,173,608
  Class C...................................................     203,636       2,588,209
                                                              ----------    ------------
Total Sales.................................................   2,239,642    $ 28,170,125
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................     751,978    $  9,670,160
  Class B...................................................      88,362       1,133,973
  Class C...................................................      22,286         288,591
                                                              ----------    ------------
Total Dividend Reinvestment.................................     862,626    $ 11,092,724
                                                              ==========    ============
Repurchases:
  Class A...................................................  (4,699,923)   $(59,472,250)
  Class B...................................................  (1,039,067)    (13,070,520)
  Class C...................................................    (251,288)     (3,179,743)
                                                              ----------    ------------
Total Repurchases...........................................  (5,990,278)   $(75,722,513)
                                                              ==========    ============

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2004 and the year ended December 31, 2003, 45,947 and 77,652 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares are purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2004 and the year ended December 31, 2003, 3,169 and 360 Class C Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended June 30, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $20,500 and CDSC on redeemed shares of approximately $51,800. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $189,025,427 and $216,586,783, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,178,300 and $212,300 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2004 are payments retained by Van Kampen of approximately $250,200 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $23,000.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN HARBOR FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN HARBOR FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 11, 111, 211
                                                 HAR SAR 8/04 RN04-01594P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Harbor Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:  /s/ James M. Dykas
     ----------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004